Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

	December 31
	2018	2017
	€ in thousands
Cash	35,984	11,729
On Call deposits (*)	898	12,233
	36,882	23,962

(*)	The annual interest rate for deposits as of December 31, 2018 is 2.3% (1.5% as of December 31, 2017).

The Company’s exposure to credit and currency risks is disclosed in Note 21.